LOANS (Details 9) - Loans receivable $ in Thousands	Dec. 01, 2014 USD ($)
Loans
Contractually required payments receivable	$ 21,772
Contractual cash flows not expected to be collected (nonaccretable)	(10,211)
Expected cash flows	11,561
Accretable yield	(616)
Fair value of acquired loans	$ 10,945